Quarterly Holdings Report
for
Fidelity Freedom® 2035 Fund
December 31, 2021
F35-NPRT3-0322
1.811348.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $10,359,406)	10,360,000	10,359,525

Domestic Equity Funds - 43.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	41,058,515	488,596,325
Fidelity Series Blue Chip Growth Fund (c)	46,539,228	765,570,306
Fidelity Series Commodity Strategy Fund (c)	143,782,411	588,070,063
Fidelity Series Growth Company Fund (c)	95,448,248	1,948,098,741
Fidelity Series Intrinsic Opportunities Fund (c)	101,922,386	2,011,947,898
Fidelity Series Large Cap Stock Fund (c)	92,252,241	1,751,870,058
Fidelity Series Large Cap Value Index Fund (c)	41,583,984	647,046,785
Fidelity Series Opportunistic Insights Fund (c)	48,547,370	1,006,872,462
Fidelity Series Small Cap Discovery Fund (c)	15,399,934	219,449,055
Fidelity Series Small Cap Opportunities Fund (c)	48,727,573	727,015,393
Fidelity Series Stock Selector Large Cap Value Fund (c)	105,894,017	1,488,869,881
Fidelity Series Value Discovery Fund (c)	68,949,000	1,142,484,934
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,083,346,311)		12,785,891,901

International Equity Funds - 37.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	51,653,663	750,527,717
Fidelity Series Emerging Markets Fund (c)	36,155,981	379,999,363
Fidelity Series Emerging Markets Opportunities Fund (c)	162,549,614	3,416,792,882
Fidelity Series International Growth Fund (c)	100,875,329	1,928,736,286
Fidelity Series International Small Cap Fund (c)	27,273,745	583,385,415
Fidelity Series International Value Fund (c)	172,766,994	1,929,807,327
Fidelity Series Overseas Fund (c)	133,919,437	1,928,439,894
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,311,605,968)		10,917,688,884

Bond Funds - 19.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	5,838,219	58,674,104
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	23,209,293	235,110,136
Fidelity Series Emerging Markets Debt Fund (c)	16,891,664	153,207,396
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	5,451,198	51,459,312
Fidelity Series Floating Rate High Income Fund (c)	3,138,753	29,064,855
Fidelity Series High Income Fund (c)	19,353,892	184,636,131
Fidelity Series International Credit Fund (c)	1,219,698	12,099,401
Fidelity Series International Developed Markets Bond Index Fund (c)	28,467,418	279,834,715
Fidelity Series Investment Grade Bond Fund (c)	284,499,561	3,305,884,902
Fidelity Series Long-Term Treasury Bond Index Fund (c)	136,410,422	1,162,216,796
Fidelity Series Real Estate Income Fund (c)	9,425,428	110,560,272
TOTAL BOND FUNDS (Cost $5,565,084,762)		5,582,748,020

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d) (Cost $17,430,425)	17,427,302	17,430,788

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,987,826,872)	29,314,119,118
NET OTHER ASSETS (LIABILITIES) - 0.0%	60,309
NET ASSETS - 100.0%	29,314,179,427

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	175	Mar 2022	10,730,125	63,564	63,564

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,677,860.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	20,209,863	61,759,420	64,538,495	4,829	-	-	17,430,788	0.0%
Total	20,209,863	61,759,420	64,538,495	4,829	-	-	17,430,788

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	94,122,693	34,982,880	462,722	(365,859)	(99,850)	58,674,104
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	236,644,579	2,641,483	1,318,739	(23,338)	1,130,378	235,110,136
Fidelity Series All-Sector Equity Fund	498,332,105	95,254,496	119,435,204	69,440,587	12,341,267	2,103,661	488,596,325
Fidelity Series Blue Chip Growth Fund	790,586,328	250,636,795	251,720,344	160,333,145	21,462,197	(45,394,670)	765,570,306
Fidelity Series Canada Fund	620,064,288	127,027,831	81,801,235	16,136,337	4,174,442	81,062,391	750,527,717
Fidelity Series Commodity Strategy Fund	796,193,554	285,559,069	391,521,969	244,346,511	(37,747,111)	(64,413,480)	588,070,063
Fidelity Series Emerging Markets Debt Fund	155,059,322	22,946,913	24,491,536	5,336,436	(949,135)	641,832	153,207,396
Fidelity Series Emerging Markets Debt Local Currency Fund	49,865,203	10,581,821	5,880,775	1,963,523	(100,885)	(3,006,052)	51,459,312
Fidelity Series Emerging Markets Fund	420,498,040	73,922,786	76,985,458	12,369,186	6,349,433	(43,785,438)	379,999,363
Fidelity Series Emerging Markets Opportunities Fund	3,803,752,964	953,655,766	700,137,275	388,837,780	79,390,160	(719,868,733)	3,416,792,882
Fidelity Series Floating Rate High Income Fund	30,025,987	4,855,760	6,036,095	980,426	(310,793)	529,996	29,064,855
Fidelity Series Government Money Market Fund 0.08%	190,570,103	11,036,726	201,606,829	51,504	-	-	-
Fidelity Series Growth Company Fund	2,017,702,801	799,074,779	742,189,418	521,587,835	92,509,933	(218,999,354)	1,948,098,741
Fidelity Series High Income Fund	177,433,089	28,443,536	24,282,181	7,561,518	142,208	2,899,479	184,636,131
Fidelity Series Inflation-Protected Bond Index Fund	577,049,573	42,215,708	641,678,545	5,406,690	53,105,206	(30,691,942)	-
Fidelity Series International Credit Fund	11,866,704	306,115	-	306,115	-	(73,418)	12,099,401
Fidelity Series International Developed Markets Bond Index Fund	-	285,953,469	4,881,088	169,761	(51,525)	(1,186,141)	279,834,715
Fidelity Series International Growth Fund	1,737,532,532	328,488,461	251,253,398	148,812,269	10,701,522	103,267,169	1,928,736,286
Fidelity Series International Small Cap Fund	544,024,154	88,342,954	71,350,292	67,833,938	14,617,739	7,750,860	583,385,415
Fidelity Series International Value Fund	1,736,400,806	420,557,159	281,433,492	93,355,578	9,867,633	44,415,221	1,929,807,327
Fidelity Series Intrinsic Opportunities Fund	2,025,282,454	494,224,392	346,539,557	340,827,494	23,781,188	(184,800,579)	2,011,947,898
Fidelity Series Investment Grade Bond Fund	2,936,866,713	740,827,195	394,306,234	52,907,111	(8,533,162)	31,030,390	3,305,884,902
Fidelity Series Large Cap Stock Fund	1,770,521,782	235,264,397	311,098,880	157,451,078	41,256,600	15,926,159	1,751,870,058
Fidelity Series Large Cap Value Index Fund	652,667,781	67,686,162	112,784,821	38,067,715	16,008,909	23,468,754	647,046,785
Fidelity Series Long-Term Treasury Bond Index Fund	784,569,941	513,853,330	202,268,370	17,376,859	(29,410,087)	95,471,982	1,162,216,796
Fidelity Series Opportunistic Insights Fund	1,033,552,678	246,942,454	318,851,913	158,470,485	33,389,193	11,840,050	1,006,872,462
Fidelity Series Overseas Fund	1,740,416,996	240,110,401	293,899,885	55,116,517	25,895,415	215,916,967	1,928,439,894
Fidelity Series Real Estate Income Fund	109,837,753	8,771,691	14,614,104	3,915,404	146,169	6,418,763	110,560,272
Fidelity Series Short-Term Credit Fund	40,139,745	1,536,958	41,513,840	267,851	930,899	(1,093,762)	-
Fidelity Series Small Cap Discovery Fund	221,562,014	44,048,732	44,755,296	36,513,917	5,507,393	(6,913,788)	219,449,055
Fidelity Series Small Cap Opportunities Fund	741,131,347	233,916,483	147,819,821	184,086,018	15,397,534	(115,610,150)	727,015,393
Fidelity Series Stock Selector Large Cap Value Fund	1,496,642,642	267,924,745	267,604,760	194,598,116	29,129,282	(37,222,028)	1,488,869,881
Fidelity Series Value Discovery Fund	1,150,972,470	153,471,581	213,290,479	92,691,237	31,929,734	19,401,628	1,142,484,934
	28,861,121,869	7,408,205,937	6,623,657,457	3,078,900,402	450,542,161	(809,883,705)	29,286,328,805

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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